Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Taxes [Abstract]
Current taxes	€ (1,127)	€ (828)	€ (1,892)
Deferred taxes	133	815	1,753
Total	(994)	(13)	(139)
Income before tax and investments accounted for using the equity method	€ 9,941	€ 962	€ 2,822